SCHEDULE OF RECOGNIZED IN PROFIT OR LOSS (Details) - HKD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Notes and other explanatory information [abstract]
Loss/(Gain) on early termination				$ (2,539)	$ 7,480
Interest on lease liabilities	$ 9,670	$ 15,434	30,305	24,370	16,023
Impairment		111,136	111,136
Variable lease payments	208,645
Depreciation charge of right-of-use assets	175,416	203,198	378,613	288,175	205,006
Total amount recognized in statement of operations	$ 393,731	$ 329,768	$ 520,054	$ 310,006	$ 228,509